UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Silver Miners ETF

Ticker: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$33	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,504,060,378	48	$4,108,667	10.00%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
44.2%
Brazil
23.0%
United States
9.3%
Mexico
8.4%
South Korea
6.1%
Peru
5.7%
Bosnia and Herzegovina
1.3%
China
1.3%
Australia
0.7%
Repurchase Agreements
2.0%

Value	Value
Repurchase Agreements	2.0%
Australia	0.7%
China	1.3%
Bosnia and Herzegovina	1.3%
Peru	5.7%
South Korea	6.1%
Mexico	8.4%
United States	9.3%
Brazil	23.0%
Canada	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	23.1%
Pan American Silver	13.5%
Osisko Gold Royalties	6.6%
Korea Zinc	6.1%
Hecla Mining	4.7%
Industrias Penoles	4.6%
First Majestic Silver	4.4%
Coeur Mining	4.4%
Fresnillo	3.8%
Cia de Minas Buenaventura SAA ADR	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sil/

GX-SA-SIL-2025

Global X Funds

Global X Copper Miners ETF

Ticker: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$30	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,073,480,079	49	$8,367,582	9.12%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada 17.9%
Australia 14.9%
China 13.1%
Chile 9.5%
Japan 8.3%
Zambia 5.0%
United States 4.9%
Sweden 4.8%
Poland 4.7%
Mexico 4.7%
Congo, the Democratic Republic of 4.5%
Germany 3.5%
Other Countries 3.8%
Repurchase Agreements 2.2%

Value	Value
Repurchase Agreements	2.2%
Other Countries	3.8%
Germany	3.5%
Congo, the Democratic Republic of	4.5%
Mexico	4.7%
Poland	4.7%
Sweden	4.8%
United States	4.9%
Zambia	5.0%
Japan	8.3%
Chile	9.5%
China	13.1%
Australia	14.9%
Canada	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sumitomo Metal Mining	5.1%
First Quantum Minerals	5.0%
Freeport-McMoRan	4.9%
Boliden	4.8%
BHP Group	4.8%
Antofagasta PLC	4.8%
Lundin Mining,	4.8%
KGHM Polska Miedz	4.7%
Southern Copper	4.7%
Teck Resources, Cl B	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/copx/

GX-SA-COPX-2025

Global X Funds

Global X Gold Explorers ETF

Ticker: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$36	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$57,578,822	54	$140,929	14.86%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada 46.7%
Australia 30.1%
United States 8.7%
Indonesia 4.7%
Turkey 4.6%
South Africa 1.9%
United Kingdom 1.7%
Colombia 0.9%
Peru 0.5%
Repurchase Agreements 0.8%

Value	Value
Repurchase Agreements	0.8%
Peru	0.5%
Colombia	0.9%
United Kingdom	1.7%
South Africa	1.9%
Turkey	4.6%
Indonesia	4.7%
United States	8.7%
Australia	30.1%
Canada	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Lundin Gold	4.4%
Alamos Gold, Cl A	3.9%
Eldorado Gold	3.9%
Hecla Mining	3.9%
Coeur Mining	3.7%
New Gold	3.5%
Perseus Mining	3.3%
Torex Gold Resources	3.2%
Equinox Gold,	3.0%
OceanaGold	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/goex/

GX-SA-GOEX-2025

Global X Funds

Global X Uranium ETF

Ticker: URA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$31	0.69%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,673,626,324	58	$11,114,240	4.56%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
34.8%
United States
16.1%
South Korea
13.4%
Australia
10.7%
Exchange-Traded Fund
8.4%
Japan
5.6%
Kazakhstan
4.5%
South Africa
2.8%
United Kingdom
2.6%
China
1.0%
Repurchase Agreements
8.9%

Value	Value
Repurchase Agreements	8.9%
China	1.0%
United Kingdom	2.6%
South Africa	2.8%
Kazakhstan	4.5%
Japan	5.6%
Exchange-Traded Fund	8.4%
Australia	10.7%
South Korea	13.4%
United States	16.1%
Canada	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	22.3%
Sprott Physical Uranium Trust	8.4%
NexGen Energy	5.7%
Uranium EnergyFootnote Reference**	4.5%
NAC Kazatomprom JSC GDR	4.5%
NuScale Power	3.5%
Hyundai Engineering & Construction	3.5%
Oklo, Cl A	3.4%
Mitsubishi Heavy Industries	3.2%
Doosan Enerbility	3.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ura

GX-SA-URA-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)

Semi-Annual Financials and Other Information
April 30, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.7%
Materials — 0.7%
Andean Silver *	3,030,499	$2,036,013
Kingsgate Consolidated * (A)	5,239,782	5,632,480
Silver Mines * (A)	39,775,289	2,799,518

TOTAL AUSTRALIA		10,468,011
BOSNIA AND HERZEGOVINA — 1.3%
Materials — 1.3%
Adriatic Metals, Cl CDI * (A)	7,089,921	19,280,020

BRAZIL — 23.0%
Materials — 23.0%
Wheaton Precious Metals (A)	4,152,683	346,832,084

CANADA — 44.2%
Materials — 44.2%
AbraSilver Resource * (A)	3,238,069	7,431,173
Aftermath Silver * (A)	4,975,487	1,674,945
Americas Gold & Silver *	10,171,936	6,259,426
Andean Precious Metals *	1,013,613	1,511,651
Avino Silver & Gold Mines *	3,228,019	7,057,567
Aya Gold & Silver *	2,860,591	19,632,522
Blackrock Silver *	6,109,615	1,614,428
Discovery Silver *	7,366,047	14,718,229
Dolly Varden Silver *	1,137,081	3,012,898
Endeavour Silver * (A)	5,981,584	21,772,966
First Majestic Silver (A)	10,600,447	66,075,327
Fortuna Mining *	7,538,561	46,935,224
GoGold Resources *	7,364,356	9,436,697
Guanajuato Silver *	10,265,573	1,226,250
Integra Resources *	3,649,906	6,288,841
MAG Silver (A)	2,269,680	35,179,794
McEwen Mining * (A)	1,073,395	8,372,481
New Pacific Metals * (A)	2,173,454	2,580,514
Osisko Gold Royalties	4,153,239	99,343,384
Pan American Silver (A)	8,067,021	203,127,589
Prime Mining *	2,667,106	2,819,065
Santacruz Silver Mining *	7,812,592	2,827,985

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	4,876,683	$51,887,907
Triple Flag Precious Metals	1,462,405	30,289,877
Vizsla Silver *	6,371,040	13,375,817

TOTAL CANADA		664,452,557
CHINA — 1.3%
Materials — 1.3%
Silvercorp Metals	5,097,699	19,006,117

MEXICO — 8.4%
Materials — 8.4%
Fresnillo	4,302,049	57,577,478
Industrias Penoles *	3,487,324	69,673,438

TOTAL MEXICO		127,250,916
PERU — 5.7%
Materials — 5.7%
Cia de Minas Buenaventura SAA ADR	3,982,522	56,392,511
Hochschild Mining *	7,744,664	29,192,357

TOTAL PERU		85,584,868
SOUTH KOREA — 6.1%
Materials — 6.1%
Korea Zinc	163,330	91,690,004

UNITED STATES — 9.3%
Materials — 9.3%
Coeur Mining *	11,837,619	65,698,786
Gold Resource *	2,098,800	1,315,318
Hecla Mining	12,392,621	70,885,792
Hycroft Mining Holding * (A)	463,361	1,598,595

TOTAL UNITED STATES		139,498,491
TOTAL COMMON STOCK (Cost $1,225,795,817)		1,504,063,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.0%
Bank of America Securities, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,303,045 (collateralized by various U.S. Government Obligations, ranging in par value $3,742 - $1,076,627, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $2,339,301)	$2,302,765	$2,302,765
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $7,076,639 (collateralized by various U.S. Treasury Obligations, ranging in par value $340,140 - $4,030,805, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $7,116,608)	7,075,782	7,075,782
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $5,808,936 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $430 - $1,210,554, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $5,900,318)	5,808,231	5,808,231
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,951,327 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,189 - $3,581,788, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $3,007,762)	2,950,969	2,950,969
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,125,315 (collateralized by various U.S. Government Obligations, ranging in par value $495 - $1,631,147, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $4,194,196)	4,124,813	4,124,813

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,880,502 (collateralized by various U.S. Treasury Obligations, ranging in par value $692 - $793,631, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $3,927,456)	$3,880,032	$3,880,032
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,466,483 (collateralized by various U.S. Government Obligations, ranging in par value $859 - $547,105, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $1,490,877)	1,466,305	1,466,305
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,501,119 (collateralized by various U.S. Government Obligations, ranging in par value $316 - $4,238,495, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $2,542,398)	2,500,815	2,500,815
TOTAL REPURCHASE AGREEMENTS (Cost $30,109,712)		30,109,712
TOTAL INVESTMENTS — 102.0% (Cost $1,255,905,529)		$1,534,172,780

Percentages are based on Net Assets of $1,504,060,378.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $30,987,273.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $30,109,712. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $3,172,370.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Silver Miners ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,504,063,068	$—	$—	$1,504,063,068
Repurchase Agreements	—	30,109,712	—	30,109,712
Total Investments in Securities	$1,504,063,068	$30,109,712	$—	$1,534,172,780

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 14.9%
Materials — 14.9%
BHP Group	4,052,562	$99,027,649
Develop Global * (A)	5,346,216	11,083,289
Glencore	27,365,145	89,332,302
Metals Acquisition, Cl A * (A)	1,873,935	16,846,676
Sandfire Resources *	12,615,320	80,476,777
SolGold * (A)	37,627,946	3,397,557
WA1 Resources *	1,178,192	9,521,307

TOTAL AUSTRALIA		309,685,557
BRAZIL — 1.6%
Materials — 1.6%
ERO Copper * (A)	2,601,586	32,432,716

CANADA — 17.9%
Materials — 17.9%
Altius Minerals	1,021,699	20,037,520
Capstone Copper *	15,217,179	73,149,981
Foran Mining *	8,661,388	21,131,454
HudBay Minerals	10,919,081	79,286,456
Luca Mining *	5,251,566	5,664,833
NGEx Minerals *	3,548,888	31,062,083
Northern Dynasty Minerals *	14,482,730	16,566,071
Solaris Resources *	2,423,806	10,791,578
Taseko Mines *	8,316,255	18,961,061
Teck Resources, Cl B	2,793,904	94,761,748

TOTAL CANADA		371,412,785
CHILE — 9.5%
Materials — 9.5%
Antofagasta PLC	4,528,794	98,782,115
Lundin Mining	12,063,552	98,513,622

TOTAL CHILE		197,295,737
CHINA — 13.1%
Materials — 13.1%
China Gold International Resources	6,572,500	41,487,598

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Nonferrous Mining	35,523,000	$23,545,491
Jiangxi Copper, Cl H	29,105,901	49,018,411
Jinchuan Group International Resources (A)(B)	171,631,700	14,164,866
MMG *	108,722,160	33,087,585
Wanguo Gold Group (A)	6,222,290	18,294,481
Zijin Mining Group, Cl H	42,143,335	92,278,725

TOTAL CHINA		271,877,157
CONGO, THE DEMOCRATIC REPUBLIC OF — 4.5%
Materials — 4.5%
Ivanhoe Mines, Cl A * (A)	10,405,810	92,208,148

CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,752,561	13,346,062

GERMANY — 3.5%
Materials — 3.5%
Aurubis (A)	835,904	72,738,947

JAPAN — 8.3%
Materials — 8.3%
Mitsubishi Materials	3,452,398	54,300,721
Nittetsu Mining	291,873	12,686,572
Sumitomo Metal Mining (A)	4,752,481	105,984,591

TOTAL JAPAN		172,971,884
MEXICO — 4.7%
Materials — 4.7%
Southern Copper	1,082,309	96,888,302

POLAND — 4.7%
Materials — 4.7%
KGHM Polska Miedz	3,084,209	97,992,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SAUDI ARABIA — 1.1%
Materials — 1.1%
Al Masane Al Kobra Mining	1,399,965	$22,580,683

SWEDEN — 4.8%
Materials — 4.8%
Boliden *	3,239,049	99,439,332

UNITED KINGDOM — 0.5%
Materials — 0.5%
Central Asia Metals	4,872,267	9,983,114

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan	2,799,847	100,878,487

ZAMBIA — 5.0%
Materials — 5.0%
First Quantum Minerals *	7,749,435	103,845,683

TOTAL COMMON STOCK (Cost $2,402,891,636)		2,065,577,308
	Face Amount
REPURCHASE AGREEMENTS(C) — 2.2%
Bank of America Securities, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,495,331 (collateralized by various U.S. Government Obligations, ranging in par value $5,679 - $1,633,997, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $3,550,357)	$3,494,906	3,494,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $9,541,044 (collateralized by various U.S. Government Obligations, ranging in par value $458,592 - $5,434,514, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $9,594,933)	$9,539,889	$9,539,889
Citigroup Global Markets, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,199,168 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $855 - $524,507, 0.000% - 7.091%, 05/15/2030 - 04/01/2055, with a total market value of $1,217,792)	1,199,022	1,199,022
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $8,816,219 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $653 - $1,837,257, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $8,954,910)	8,815,149	8,815,149
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,479,228 (collateralized by various U.S. Treasury Obligations, ranging in par value $18,498 - $5,436,077, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $4,564,878)	4,478,684	4,478,684
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $6,260,989 (collateralized by various U.S. Government Obligations, ranging in par value $751 - $2,475,591, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $6,365,529)	6,260,227	6,260,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $5,889,435 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,051 - $1,204,494, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $5,960,697)	$5,888,722	$5,888,722
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,225,681 (collateralized by various U.S. Government Obligations, ranging in par value $1,304 - $830,341, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $2,262,703)	2,225,411	2,225,411
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,795,947 (collateralized by various U.S. Government Obligations, ranging in par value $479 - $6,432,763, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $3,858,597)	3,795,486	3,795,486
TOTAL REPURCHASE AGREEMENTS (Cost $45,697,496)		45,697,496
TOTAL INVESTMENTS — 101.8% (Cost $2,448,589,132)		$2,111,274,804

Percentages are based on Net Assets of $2,073,480,079.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $51,938,230.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $45,697,496. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $9,901,347.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,051,412,442	$—	$14,164,866	$2,065,577,308
Repurchase Agreements	—	45,697,496	—	45,697,496
Total Investments in Securities	$2,051,412,442	$45,697,496	$14,164,866	$2,111,274,804

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 30.1%
Materials — 30.1%
Bellevue Gold *	814,946	$474,512
Capricorn Metals *	238,830	1,413,539
Catalyst Metals *	114,975	417,122
Emerald Resources NL *	341,918	877,291
Firefinch *(A) (B)	825,148	—
Genesis Minerals *	651,117	1,608,139
Gold Road Resources	682,596	1,323,377
OceanaGold	461,112	1,629,064
Ora Banda Mining *	753,026	479,413
Perseus Mining	897,726	1,924,269
Ramelius Resources	742,612	1,249,669
Regis Resources *	485,241	1,400,268
Resolute Mining *	1,370,146	447,110
Spartan Resources *	572,195	743,220
Vault Minerals *	4,105,395	1,129,537
West African Resources *	688,878	1,053,458
Westgold Resources	613,549	1,165,958

TOTAL AUSTRALIA		17,335,946
CANADA — 46.7%
Materials — 46.7%
Alamos Gold, Cl A (B)	78,799	2,248,222
Allied Gold *	140,200	563,317
Artemis Gold *	95,508	1,369,042
Calibre Mining *	526,285	1,230,653
Centerra Gold	136,598	912,763
Dundee Precious Metals	113,903	1,490,065
Endeavour Silver *	161,586	584,905
Equinox Gold *	253,860	1,703,672
Fortuna Mining *	199,016	1,239,077
G Mining Ventures *	105,619	1,461,982
K92 Mining *	153,919	1,412,939
Lundin Gold	61,937	2,521,333
McEwen Mining * (B)	29,089	226,894
New Gold *	501,200	1,992,028
Novagold Resources *	161,121	681,542
Orla Mining *	137,687	1,513,132
Seabridge Gold *	52,523	652,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Skeena Resources *	55,328	$660,107
SSR Mining *	131,593	1,398,527
Torex Gold Resources *	56,462	1,825,113
Victoria Gold *(A)	43,114	—
Wesdome Gold Mines *	98,473	1,209,080

TOTAL CANADA		26,897,254
COLOMBIA — 0.9%
Materials — 0.9%
Aris Mining *	96,367	526,031

INDONESIA — 4.7%
Materials — 4.7%
Aneka Tambang	5,531,434	723,085
Bumi Resources Minerals *	48,729,200	1,121,359
Merdeka Copper Gold *	8,465,953	851,695

TOTAL INDONESIA		2,696,139
PERU — 0.5%
Materials — 0.5%
Hochschild Mining *	71,998	271,386

SOUTH AFRICA — 1.9%
Materials — 1.9%
DRDGOLD	282,794	418,121
Pan African Resources	1,108,393	658,074

TOTAL SOUTH AFRICA		1,076,195
TÜRKIYE — 4.6%
Materials — 4.6%
Eldorado Gold *	119,533	2,244,759
Koza Altin Isletmeleri *	622,598	403,089

TOTAL TÜRKIYE		2,647,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.7%
Materials — 1.7%
Greatland Gold *	5,601,964	$995,180

UNITED STATES — 8.7%
Materials — 8.7%
Coeur Mining *	381,602	2,117,891
Hecla Mining	390,104	2,231,395
Perpetua Resources * (B)	45,777	672,753

TOTAL UNITED STATES		5,022,039
TOTAL COMMON STOCK (Cost $42,136,598)		57,468,018
	Face Amount
REPURCHASE AGREEMENTS(C) — 0.8%
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $11,970 - $141,846, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $250,437)	$249,000	249,000
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $195,902 (collateralized by various U.S. Treasury Obligations, ranging in par value $809 - $237,750, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $199,648)	195,878	195,878
TOTAL REPURCHASE AGREEMENTS (Cost $444,878)		444,878
TOTAL INVESTMENTS — 100.6% (Cost $42,581,476)		$57,912,896

Percentages are based on Net Assets of $57,578,822.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Gold Explorers ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $346,621.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $444,878. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $–.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$57,468,018	$—	$	—^	$57,468,018
Repurchase Agreements	—	444,878		—	444,878
Total Investments in Securities	$57,468,018	$444,878		$—	$57,912,896

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Investments in Common Stock
Beginning Balance as of October 31, 2024		$869,366
Transfers out of Level 3		(1,413,539)
Transfers into Level 3		-
Net purchases		258,191
Net sales		(79,416)
Realized gain/(loss)		29,638
Change in unrealized appreciation/(depreciation)		335,760
Ending Balance as of April 30, 2025	$	-^

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Gold Explorers ETF

For the period ended April 30, 2025, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 91.5%
AUSTRALIA — 10.7%
Energy — 7.7%
Alligator Energy *(A) (B)	200,607,579	$3,850,754
Aura Energy * (B)	37,543,168	3,002,742
Bannerman Energy *(A) (B)	9,403,237	14,259,453
Berkeley Energia *(A)	23,152,202	7,882,329
Boss Energy *(A) (B)	21,341,342	43,287,064
Deep Yellow *(A)	49,591,692	36,014,877
Elevate Uranium * (B)	16,787,708	3,061,353
Lotus Resources * (B)	106,968,551	12,319,860
Paladin Energy *(A) (B)	21,155,780	79,323,853
Peninsula Energy *(A) (B)(C)	8,430,440	3,344,407
		206,346,692

Industrials — 0.8%
Silex Systems * (B)	10,273,127	20,311,326

Materials — 2.2%
Anson Resources * (B)	58,115,750	2,082,375
BHP Group	2,344,762	57,296,167
		59,378,542
TOTAL AUSTRALIA		286,036,560
CANADA — 34.8%
Energy — 32.9%
Cameco	13,252,027	597,027,177
CanAlaska Uranium *	9,125,650	5,219,187
Denison Mines *	49,456,393	70,892,390
Encore Energy *	9,944,977	15,191,415
F3 Uranium *	26,190,167	3,981,709
Forsys Metals *	7,122,513	2,629,756
IsoEnergy * (B)	1,573,890	9,525,607
Laramide Resources *	12,172,063	6,168,424
Mega Uranium *	18,867,421	3,687,978
NexGen Energy * (B)	28,921,688	151,172,510
Skyharbour Resources *	10,691,841	2,515,636
Uranium Royalty * (B)	6,212,997	11,244,836
Western Uranium & Vanadium * (B)	2,810,894	1,811,117
		881,067,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.5%
Aecon Group	3,427,048	$40,043,839

Materials — 0.4%
American Lithium *	10,758,175	2,725,955
Global Atomic * (B)	12,780,893	7,124,656
		9,850,611
TOTAL CANADA		930,962,192
CHINA — 1.0%
Energy — 1.0%
CGN Mining (B)	141,000,400	26,182,905

JAPAN — 5.6%
Industrials — 5.6%
ITOCHU	1,270,571	64,864,680
Mitsubishi Heavy Industries	4,307,057	84,441,145

TOTAL JAPAN		149,305,825
KAZAKHSTAN — 4.5%
Energy — 4.5%
NAC Kazatomprom JSC GDR	3,615,723	120,403,576

SOUTH AFRICA — 2.8%
Materials — 2.8%
Sibanye Stillwater * (B)	64,992,841	75,100,898

SOUTH KOREA — 13.4%
Industrials — 13.4%
Daewoo Engineering & Construction *	11,053,395	27,565,449
Doosan Enerbility *	4,084,034	83,174,664
GS Engineering & Construction	3,579,546	45,956,183
Hyundai Engineering & Construction	3,163,490	92,579,095
KEPCO Engineering & Construction	1,000,058	47,839,567
Samsung C&T	706,395	60,825,007

TOTAL SOUTH KOREA		357,939,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 2.6%
Energy — 2.6%
Yellow Cake *(A) (B)	12,090,025	$69,277,796

UNITED STATES — 16.1%
Energy — 9.1%
Centrus Energy, Cl A *(A) (B)	838,810	58,121,145
Energy Fuels *(A) (B)	10,685,658	48,504,362
Uranium Energy *(A) (B)	23,122,487	121,393,057
Ur-Energy *(A)	20,127,458	15,147,925
		243,166,489
Industrials — 3.5%
NuScale Power * (B)	5,658,110	93,754,883

Utilities — 3.5%
Oklo, Cl A * (B)	3,881,427	92,145,077

TOTAL UNITED STATES		429,066,449
TOTAL COMMON STOCK (Cost $2,423,274,816)		2,444,276,166

EXCHANGE-TRADED FUND — 8.4%
International Equity — 8.4%
Sprott Physical Uranium Trust *	15,103,404	225,025,740
TOTAL EXCHANGE-TRADED FUND (Cost $244,626,813)		225,025,740
	Face Amount
REPURCHASE AGREEMENTS(D) — 8.9%
Bank of America Securities, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $17,914,233 (collateralized by various U.S. Government Obligations, ranging in par value $29,107 - $8,374,542, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $18,196,252)	$17,912,054	17,912,054

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Citigroup Global Markets, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $6,145,963 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,538 - $2,688,200, 0.000% - 7.500%, 05/15/2030 - 04/01/2055, with a total market value of $6,241,414)	$6,145,217	$6,145,217
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $45,184,792 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,344 - $9,416,291, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $45,895,611)	45,179,308	45,179,308
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $19,447,875 (collateralized by various U.S. Government Obligations, ranging in par value $80,317 - $23,602,318, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $19,819,751)	19,445,515	19,445,515
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $32,088,753 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,850 - $12,687,873, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $32,624,541)	32,084,849	32,084,849
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,586,765 (collateralized by various U.S. Government Obligations, ranging in par value $10,730 - $4,573,821, 3.000% - 8.000%, 11/20/2035 - 03/20/2055, with a total market value of $4,567,570)	4,586,207	4,586,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
JP Morgan Securities LLC 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $26,469,769 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,309,024 - $24,518,730, 3.750% - 3.875%, 04/30/2030 - 05/31/2030, with a total market value of $26,959,967)	$26,466,556	$26,466,556
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $56,123,367 (collateralized by various U.S. Treasury Obligations, ranging in par value $10,013 - $11,478,220, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $56,802,454)	56,116,571	56,116,571
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $11,407,032 (collateralized by various U.S. Government Obligations, ranging in par value $6,684 - $4,255,656, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $11,596,782)	11,405,651	11,405,651
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $19,454,944 (collateralized by various U.S. Government Obligations, ranging in par value $2,456 - $32,969,125, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $19,776,038)	19,452,583	19,452,583
TOTAL REPURCHASE AGREEMENTS (Cost $238,794,511)		238,794,511
TOTAL INVESTMENTS — 108.8% (Cost $2,906,696,140)		$2,908,096,417

Percentages are based on Net Assets of $2,673,626,324.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $283,808,764.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $238,794,511. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $58,698,671.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,440,931,759	$—	$3,344,407	$2,444,276,166
Exchange-Traded Fund	225,025,740	—	—	225,025,740
Repurchase Agreements	—	238,794,511	—	238,794,511
Total Investments in Securities	$2,665,957,499	$238,794,511	$3,344,407	$2,908,096,417

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Alligator Energy

$6,992,135	$383,256	$(908,585)	$(1,928,912)	$(687,140)	$3,850,754	$—	$—
Bannerman Energy

18,925,491	3,383,486	(2,865,857)	(4,880,873)	(302,794)	14,259,453	—	—
Berkeley Energia

5,858,412	537,794	(1,297,607)	2,338,956	444,774	7,882,329	—	—
Boss Energy

58,223,179	3,230,784	(11,005,275)	(3,173,648)	(3,987,976)	43,287,064	—	—
Centrus Energy, Cl A

93,153,073	9,047,392	(12,670,131)	(37,645,201)	6,236,012	58,121,145	—	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Uranium ETF

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Deep Yellow

54,676,044	3,121,243	(10,583,498)	(10,599,189)	(599,723)	36,014,877	—	—
Energy Fuels

64,380,274	12,124,803	(9,836,448)	(15,951,570)	(2,212,697)	48,504,362	—	—
Paladin Energy

122,506,495	44,391,224	(16,841,322)	(64,245,175)	(6,487,369)	79,323,853	—	—
Peninsula Energy

12,652,520	550,812	(1,691,014)	(4,688,785)	(3,479,126)	3,344,407	—	—
Uranium Energy

198,990,584	13,622,952	(32,063,620)	(64,416,360)	5,259,501	121,393,057	—	—
Ur-Energy

23,208,174	6,312,074	(3,473,790)	(9,784,737)	(1,113,796)	15,147,925	—	—
Yellow Cake

98,339,532	6,271,117	(17,061,321)	(18,643,824)	372,292	69,277,796	—	—
Totals:

$757,905,913	$102,976,937	$(120,298,468)	$(233,619,318)	$(6,558,042)	$500,407,022	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

April 30, 2025 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Silver Miners ETF	Global X Copper Miners ETF		Global X Gold Explorers ETF
Assets:
Cost of Investments	$1,225,795,817	$2,402,891,636		$42,136,598
Cost of Repurchase Agreement	30,109,712	45,697,496		444,878
Cost (Proceeds) of Foreign Currency	(191,336)	—		68
Investments, at Value	$1,504,063,068 *	$2,065,577,308	*	$57,468,018	*
Repurchase Agreement, at Value	30,109,712	45,697,496		444,878
Foreign Currency, at Value	2,064	—		69
Receivable for Investment Securities Sold	160,461,302	140,067,460		3,456,595
Receivable for Capital Shares Sold	79,864,224	—		—
Dividend, Interest, and Securities Lending Income Receivable	4,172,570	6,053,872		134
Reclaim Receivable	330,692	1,064,605		2,334
Total Assets	1,779,003,632	2,258,460,741		61,372,028
Liabilities:
Obligation to Return Securities Lending Collateral	30,109,712	45,697,496		444,878
Payable for Investment Securities Purchased	160,463,084	111,181,906		3,267,988
Payable for Capital Shares Redeemed	80,061,742	20,826,468		—
Payable due to Investment Adviser	769,956	1,206,601		28,187
Unrealized Depreciation on Spot Contracts	1,968	56,401		322
Cash Overdraft	3,536,792	5,216,605		50,912
Overdraft of Foreign Currency	—	787,608		—
Due to Custodian	—	7,577		919
Total Liabilities	274,943,254	184,980,662		3,793,206
Net Assets	$1,504,060,378	$2,073,480,079		$57,578,822
Net Assets Consist of:
Paid-in Capital	$1,866,428,809	$2,624,722,675		$113,061,438
Total Accumulated Losses	(362,368,431)	(551,242,596)		(55,482,616)
Net Assets	$1,504,060,378	$2,073,480,079		$57,578,822
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	37,017,318	54,259,374		1,402,054
Net Asset Value, Offering and Redemption Price Per Share	$40.63	$38.21		$41.07
*Includes Market Value of Securities on Loan	$30,987,273	$51,938,230		$346,621

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Uranium ETF
Assets:
Cost of Investments	$2,046,557,736
Cost of Affiliated Investments	621,343,893
Cost of Repurchase Agreement	238,794,511
Cost (Proceeds) of Foreign Currency	674,383
Investments, at Value	$2,168,894,884	*
Affiliated Investments, at Value	500,407,022
Repurchase Agreement, at Value	238,794,511
Cash	3,698,711
Foreign Currency, at Value	674,579
Receivable for Investment Securities Sold	11,232,536
Dividend, Interest, and Securities Lending Income Receivable	1,360,748
Reclaim Receivable	141,254
Total Assets	2,925,204,245
Liabilities:
Obligation to Return Securities Lending Collateral	238,794,511
Payable for Capital Shares Redeemed	11,322,911
Payable due to Investment Adviser	1,449,351
Unrealized Depreciation on Spot Contracts	11,131
Due to Custodian	17
Total Liabilities	251,577,921
Net Assets	$2,673,626,324
Net Assets Consist of:
Paid-in Capital	$3,474,408,288
Total Accumulated Losses	(800,781,964)
Net Assets	$2,673,626,324
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	106,531,666
Net Asset Value, Offering and Redemption Price Per Share	$25.10
*Includes Market Value of Securities on Loan	$283,808,764

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Investment Income:
Dividend Income	$9,126,327	$16,113,364	$111,030
Interest Income	39,400	76,656	1,547
Security Lending Income, Net	447,891	383,442	2,323
Reclaim Income	387,291	—	—
Less: Foreign Taxes Withheld	(1,158,937)	(589,579)	(9,569)
Total Investment Income	8,841,972	15,983,883	105,331
Expenses:
Supervision and Administration Fees(1)	4,108,667	8,367,582	140,929
Custodian Fees(2)	19,627	8,958	1,504
Total Expenses	4,128,294	8,376,540	142,433
Net Investment Income (Loss)	4,713,678	7,607,343	(37,102)
Net Realized Gain (Loss) on:
Investments(3)	43,635,129	(26,359,168)	1,287,381
Foreign Currency Transactions	(392,602)	(122,921)	(1,226)
Net Realized Gain (Loss)	43,242,527	(26,482,089)	1,286,155
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	49,745,667	(330,954,437)	7,439,348
Foreign Currency Translations	169,579	350,405	(5)
Net Change in Unrealized Appreciation (Depreciation)	49,915,246	(330,604,032)	7,439,343
Net Realized and Unrealized Gain (Loss)	93,157,773	(357,086,121)	8,725,498
Net Increase (Decrease) in Net Assets Resulting from Operations	$97,871,451	$(349,478,778)	$8,688,396

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

Global X Uranium ETF
Investment Income:
Dividend Income	$10,028,489
Interest Income	117,570
Security Lending Income, Net	1,951,864
Less: Foreign Taxes Withheld	(1,432,925)
Total Investment Income	10,664,998
Expenses:
Supervision and Administration Fees(1)	11,114,240
Custodian Fees(2)	4,500
Total Expenses	11,118,740
Net Investment Loss	(453,742)
Net Realized Gain (Loss) on:
Investments(3)	53,128,397
Affiliated Investments	(6,558,042)
Foreign Currency Transactions	(1,171,715)
Net Realized Gain (Loss)	45,398,640
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(429,728,026)
Affiliated Investments	(233,619,318)
Foreign Currency Translations	136,231
Net Change in Unrealized Appreciation (Depreciation)	(663,211,113)
Net Realized and Unrealized Gain (Loss)	(617,812,473)
Net Decrease in Net Assets Resulting from Operations	$(618,266,215)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,713,678	$2,367,735	$7,607,343	$20,374,869
Net Realized Gain (Loss)	43,242,527	(15,395,051)	(26,482,089)	167,420,205
Net Change in Unrealized Appreciation (Depreciation)	49,915,246	501,992,297	(330,604,032)	254,385,051
Net Increase (Decrease) in Net Assets Resulting from Operations	97,871,451	488,964,981	(349,478,778)	442,180,125
Distributions:	(25,426,413)	(4,691,079)	(35,591,390)	(25,025,199)
Capital Share Transactions:
Issued	231,876,978	201,611,524	618,530,465	1,975,827,722
Redeemed	(162,469,489)	(147,424,990)	(713,717,220)	(1,157,177,743)
Increase (Decrease) in Net Assets from Capital Share Transactions	69,407,489	54,186,534	(95,186,755)	818,649,979
Total Increase (Decrease) in Net Assets	141,852,527	538,460,436	(480,256,923)	1,235,804,905
Net Assets:
Beginning of Year/Period	1,362,207,851	823,747,415	2,553,737,002	1,317,932,097
End of Year/Period	$1,504,060,378	$1,362,207,851	$2,073,480,079	$2,553,737,002
Share Transactions:
Issued	6,100,000	5,990,000	14,720,000	45,480,000
Redeemed	(4,300,000)	(5,000,000)	(18,780,000)	(27,310,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,800,000	990,000	(4,060,000)	18,170,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income (Loss)	$(37,102)	$24,697	$(453,742)	$3,380,910
Net Realized Gain (Loss)	1,286,155	(414,374)	45,398,640	135,380,689
Net Change in Unrealized Appreciation (Depreciation)	7,439,343	17,154,396	(663,211,113)	379,867,176
Net Increase (Decrease) in Net Assets Resulting from Operations	8,688,396	16,764,719	(618,266,215)	518,628,775
Distributions:	(907,543)	(8,195)	(88,939,099)	(148,385,995)
Capital Share Transactions:
Issued	6,793,489	483,875	238,455,160	1,431,535,279
Redeemed	(2,683,448)	(3,483,305)	(468,966,049)	(365,441,118)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,110,041	(2,999,430)	(230,510,889)	1,066,094,161
Total Increase (Decrease) in Net Assets	11,890,894	13,757,094	(937,716,203)	1,436,336,941
Net Assets:
Beginning of Year/Period	45,687,928	31,930,834	3,611,342,527	2,175,005,586
End of Year/Period	$57,578,822	$45,687,928	$2,673,626,324	$3,611,342,527
Share Transactions:
Issued	170,000	20,000	7,980,000	48,270,000
Redeemed	(80,000)	(130,000)	(19,000,000)	(12,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	(110,000)	(11,020,000)	35,470,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2025 (Unaudited)§	38.68	0.13	2.58	2.71	(0.76)	—	—
2024	24.07	0.07	14.68	14.75	(0.14)	—	—
2023	24.93	0.14	(0.91)	(0.77)	(0.09)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
Global X Copper Miners ETF
2025 (Unaudited)§	43.79	0.12	(5.17)	(5.05)	(0.53)	—	—
2024	32.83	0.43	11.08	11.51	(0.55)	—	—
2023	28.74	0.75	4.24	4.99	(0.90)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.76)	40.63	7.56	1,504,060	0.65	†	0.75	†	10.00
(0.14)	38.68	61.49	1,362,208	0.65		0.23		14.67
(0.09)	24.07	(3.12)	823,747	0.65		0.52		19.72
(0.48)	24.93	(34.83)	841,908	0.65		0.64		17.72
(0.91)	38.78	(6.43)	1,100,191	0.65		0.96		15.61
(0.55)	42.28	41.40	984,993	0.65		0.90		19.95

(0.53)	38.21	(11.53)	2,073,480	0.65	†	0.59	†	9.12
(0.55)	43.79	35.22	2,553,737	0.65		1.02		14.60
(0.90)	32.83	17.07	1,317,932	0.65		2.00		23.73
(1.10)	28.74	(20.38)	1,315,488	0.65		3.31		30.46
(0.48)	37.31	76.80	994,009	0.65		1.71		20.13
(0.13)	21.42	23.45	103,888	0.65		1.26		16.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Explorers ETF
2025 (Unaudited)§	34.82	(0.03)	7.00	6.97	(0.72)	—	—
2024	22.45	0.02	12.36	12.38	(0.01)	—	—
2023	20.36	0.06	2.25	2.31	(0.21)	—	(0.01)
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
Global X Uranium ETF
2025 (Unaudited)§	30.72	—	(4.88)	(4.88)	(0.74)	—	—
2024	26.50	0.03	5.90	5.93	(1.71)	—	—
2023	20.30	0.09	6.16	6.25	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.72)	41.07	20.85	57,579	0.65	†	(0.17	)†	14.86
(0.01)	34.82	55.13	45,688	0.65		0.07		17.24
(0.22)	22.45	11.24	31,931	0.65		0.24		19.87
(0.59)	20.36	(30.94)	28,745	0.65		0.63		30.04
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30
(0.44)	33.48	34.03	60,670	0.65		0.20		18.81

(0.74)	25.10	(16.03)	2,673,626	0.69	†(1)	(0.03	)†(2)	4.56
(1.71)	30.72	23.13	3,611,343	0.69	(1)	0.11	(2)	19.18
(0.05)	26.50	30.86	2,175,006	0.69	(1)	0.43	(2)	20.03
(1.41)	20.30	(20.11)	1,588,529	0.69	(1)	1.25	(2)	26.47
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01
(0.24)	10.87	1.72	141,609	0.69		2.03		59.21

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2025, the Trust had one hundred and six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (each, a “Fund” and collectively, the “Funds”). Each Fund (except the Global X Gold Explorers ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY Mellon”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY Mellon on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Silver Miners ETF	10,000	$250	$250
Global X Copper Miners ETF	10,000	300	300
Global X Gold Explorers ETF	10,000	400	400
Global X Uranium ETF	10,000	600	600

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY Mellon, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

SEGMENT REPORTING — The Funds have adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023- 07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary upon services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$142,976,094	$127,802,862
Global X Copper Miners ETF	262,613,942	228,902,117
Global X Gold Explorers ETF	6,611,089	7,678,554
Global X Uranium ETF	146,407,858	267,365,316

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Silver Miners ETF	$215,313,425	$153,605,782	$62,634,651
Global X Copper Miners ETF	535,090,435	693,109,163	13,858,930
Global X Gold Explorers ETF	6,790,568	2,683,517	1,085,752
Global X Uranium ETF	210,410,392	412,131,724	122,809,612

During the period ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. TAX INFORMATION (continued)

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2024 are primarily attributable to redemptions in-kind and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the years ended October 31, 2024 and 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2024	$4,691,079	$—	$—	$4,691,079
2023	3,186,496	—	—	3,186,496
Global X Copper Miners ETF
2024	$25,025,199	$—	$—	$25,025,199
2023	38,138,689	—	—	38,138,689
Global X Gold Explorers ETF
2024	$8,195	$—	$—	$8,195
2023	292,264	—	18,046	310,310
Global X Uranium ETF
2024	$148,385,995	$—	$—	$148,385,995
2023	3,660,937	—	—	3,660,937

As of October 31, 2024, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF
Undistributed Ordinary Income	$25,426,409	$35,591,362	$907,543	$88,283,589
Capital Loss Carryforwards	(593,983,000)	(97,648,464)	(69,924,188)	(532,515,671)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	133,743,132	(104,115,318)	5,753,183	350,655,430
Other Temporary Differences	(10)	(8)	(7)	2
Total Accumulated Losses	$(434,813,469)	$(166,172,428)	$(63,263,469)	$(93,576,650)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$1,255,905,529	$311,659,901	$(33,392,650)	$278,267,251
Global X Copper Miners ETF	2,448,589,132	53,964,593	(391,278,921)	(337,314,328)
Global X Gold Explorers ETF	42,581,476	18,459,677	(3,128,257)	15,331,420
Global X Uranium ETF	2,906,696,140	372,273,340	(370,873,063)	1,400,277

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Silver Miners ETF	$30,987,273	$27,814,903	$3,172,370	$—
Global X Copper Miners ETF	51,938,230	42,036,883	9,901,347	—
Global X Gold Explorers ETF	346,621	346,621	—	—
Global X Uranium ETF	283,808,764	225,110,093	58,698,671	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S.

Notes to Financial Statements (Concluded)

April 30, 2025 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Silver Miners ETF
Repurchase Agreements	$30,109,712	$—	$—	$—	$30,109,712
U.S. Government Securities	—	—	39,510	3,132,860	3,172,370
Total	$30,109,712	$—	$39,510	$3,132,860	$33,282,082
Global X Copper Miners ETF
Repurchase Agreements	$45,697,496	$—	$—	$—	$45,697,496
U.S. Government Securities	—	—	815,088	9,086,259	9,901,347
Total	$45,697,496	$—	$815,088	$9,086,259	$55,598,843
Global X Gold Explorers ETF
Repurchase Agreements	$444,878	$—	$—	$—	$444,878
Total	$444,878	$—	$—	$—	$444,878
Global X Uranium ETF
Repurchase Agreements	$238,794,511	$—	$—	$—	$238,794,511
U.S. Government Securities	—	79,147	1,013,958	57,605,566	58,698,671
Total	$238,794,511	$79,147	$1,013,958	$57,605,566	$297,493,182

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 19, 2024 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

Creation Units) of the Renewal Funds by shareholders and new investors;

—	the Renewal Funds’ investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of the Renewal Funds in absolute terms and compared to each Renewal Fund’s broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of each Renewal Fund’s investment objective.

The Board noted that each Renewal Fund’s performance was positive over the one-, three-, and five-year or since-inception periods, as applicable. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X Copper Miners ETF’s Management Fee was 8 basis points higher than the peer group average and 11 basis points higher than the peer group median and its total expenses were 6 basis points higher than the peer group average and median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X Silver Miners ETF’s Management Fee was 8 basis points higher than the peer group average and 11 basis points higher than the peer group median and its total expenses were 6 basis points higher than the peer group average and median, and that Global X Management believed the fees and expenses were appropriate in light of the exposure provided by the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

—	the Global X Gold Explorers ETF’s Management Fee was 8 basis points higher than the peer group average and 11 basis points higher than the peer group median and its total expenses were 6 basis points higher than the peer group average and median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique methodology and were within the range of the fees and expenses of the comparable funds; and

—	the Global X Uranium ETF’s Management Fee was 12 basis points higher than the peer group average and 15 basis points above the peer group median and its total expenses were 10 basis points higher than the peer group average and median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Concluded)

Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

Notes

605 Third Avenue, 43rd floor

New York, NY 10158

1-888-493-8631

www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W.

Suite 700

Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 2, 2025